Voya Russell Large Cap Value Index Portfolio Expense Example - Voya Russell Large Cap Value Index Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	341
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,367
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	778
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	$ 1,077